Unaudited Condensed Interim Consolidated Statements of Financial Position	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current
Cash	$ 443,338	$ 228,794	$ 3,495,390	$ 13,504
Cash held in trust		27,009
Trade and other receivables	657,568	1,235,619	242,357
Prepayments	336,985	199,488	242,529	113,485
Biological assets	257,144	809,180
Inventory	1,280,073	1,057,240		611
Marketable securities	270,000	263,691
Total Current Assets	3,245,108	3,821,021	3,980,276	127,600
Non-Current
Property, plant and equipment	11,556,836	12,159,504	1,897,748	1,626,032
Intangible assets	20,972,510	22,208,594	259,102	321,406
Loan receivable	506,460	483,588
Right-of-use assets	226,642	324,070	1,908,877	2,199,779
Total Non-Current assets	33,262,448	35,175,756	4,065,727	4,147,217
Total Assets	36,507,556	38,996,777	8,046,003	4,274,817
Current
Trade and other payables	8,460,194	7,139,817	680,328	183,895
Lease liability	225,265	214,058	439,709	283,976
Loans and borrowings	2,478,555	936,793	432,201	2,263,605
Secured convertible debenture			6,716,190
Holdback payable	400,000	377,465
Due to related party	811,905	679,617
Total Current Liabilities	12,375,919	9,347,750	8,268,428	2,731,476
Non-Current
Lease liability	19,831	116,763	1,978,997	2,598,176
Loans and borrowings	2,462,763	2,632,103		3,977,108
Total Non-Current Liabilities	2,482,594	2,748,866	1,978,997	6,575,284
Total Liabilities	14,858,513	12,096,616	10,247,425	9,306,760
Shareholders’ Equity
Share capital	50,188,451	49,434,692	7,255,695
Other reserves	21,053	21,053	3,618,670	21,053
Accumulated deficit	(26,965,844)	(21,087,962)	(13,293,889)	(5,162,692)
Accumulated other comprehensive income (loss)	(1,594,617)	(1,467,622)	218,102	108,060
Total Shareholders’ Equity		49,434,692	7,255,695	(5,031,943)
Total Liabilities and Shareholders’ Equity	36,507,556	38,996,777	8,046,003	4,274,817
Previously stated
Shareholders’ Equity
Share capital			7,255,695	1,636
Total Shareholders’ Equity	$ 21,649,043	$ 26,900,161	$ (2,201,422)	$ (5,031,943)